Segment Reporting - Schedule of Segments by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 706,549	$ 664,983	$ 697,291	$ 704,895	$ 673,977	$ 616,452	$ 634,122	$ 629,685	$ 2,773,718	$ 2,554,236	$ 2,375,923
Operating income (loss) for segments	$ 103,600	$ 104,615	$ 123,984	$ 124,398	$ 88,917	$ 97,291	$ 111,907	$ 107,384	456,597	405,499	357,213
Depreciation and amortization									137,505	122,069	111,788
Corporate
Segment Reporting Information [Line Items]
Operating income (loss) for segments									(116,253)	(106,931)	(112,939)
Depreciation and amortization									6,571	6,371	5,386
North America [Member] | Operating Segments [Member] | North America Segment [Member]
Segment Reporting Information [Line Items]
Revenues									1,968,890	1,808,992	1,705,675
Operating income (loss) for segments									293,139	272,251	258,910
Depreciation and amortization									81,051	60,970	48,882
Europe | Operating Segments [Member] | Europe Segment [Member]
Segment Reporting Information [Line Items]
Revenues									615,966	587,463	522,593
Operating income (loss) for segments									240,014	209,334	179,570
Depreciation and amortization									39,910	48,589	51,018
Europe | Operating Segments [Member] | Asia Pacific Segment [Member]
Segment Reporting Information [Line Items]
Revenues									188,862	157,781	147,655
Asia-Pacific(2) | Operating Segments [Member] | Asia Pacific Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss) for segments									39,697	30,845	31,672
Depreciation and amortization									$ 9,973	$ 6,139	$ 6,502